INVENTORIES, NET (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Raw materials, materials and spare parts	$ 1,285,947	$ 1,340,641
Goods in process	1,909,291	2,158,745
Finished goods	692,482	837,118
Goods in transit	332,296	536,159
Obsolescence allowance	(126,357)	(122,152)
Inventories, net	$ 4,093,659	$ 4,750,511	$ 4,948,376	$ 3,470,214